Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common Stock issued under employee plans, shares	3.2	2.5	3.7
Tax benefit from Common Stock issued under employee plans			$ 64
Common Stock repurchased, shares	12.9	32.3	88.7
Stock Issued During Period, Shares, Other			11.3
Stock Issued During Period, Shares, Employee Benefit Plan			2.7